united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2616

Date of fiscal year end: 7/31

Date of reporting period: 1/31/18

Item 1. Reports to Stockholders.

Astor Dynamic Allocation Fund
Class A: ASTLX	Class C: ASTZX	Class I: ASTIX
Astor Sector Allocation Fund
Class A: ASPGX	Class C: CSPGX	Class I: STARX
Astor Macro Alternative Fund
Class I: GBLMX

Semi-Annual Report
January 31, 2018

1-877-738-0333

Distributed by Northern Lights Distributors, LLC
Member FINRA

The second half of 2017 saw a real acceleration in economic growth both domestically and abroad. To be sure, US GDP posted above 3% growth in Q2 and matched that number in Q3 before falling just short in Q4, but still showed a good growth pattern. ISM Manufacturing PMI, the broadest gauge on US manufacturing began a strong upward movement in Q3 from the mid 50s level toward 60, levels not seen in almost 7 years. ISM Non-manufacturing, a broad measurement of the US service economy, had similar action, but reached levels not seen since prior to the great recession.

This combined with economic activity overseas, both in developed markets and emerging economies, which equated to the most synchronized global growth story in over a decade. While the US had muddled in the low 2% growth area for the past few years, international economies had struggled with other issues, most notably Brexit as well as exiting the extraordinary phase of quantitative easing. But with the economies now picking up, this enabled a surge in the global growth cycle in the second half of 2017 and entering 2018.

Global equity markets staged substantial if not consistent moves in the six months ending January 31, 2018. The tech-heavy Nasdaq 100 led the way posting an 18.83% return. Of the other major market segments, the large cap S&P 500 posted a 15.43% return, with similar tech leadership to the Nasdaq. Russell 2000 small caps and S&P 400 mid-caps were behind the tech and large indexes, posting 11.21% and 11.83% returns, respectively. Solid returns but large cap has still managed to maintain leadership in the US. International markets did well, with MSCI Emerging markets posting an 18.70% return. Much of this is attributed to a broad acceleration in growth in the emerging economies. Developed markets lagged with the MSCI EAFE Developed index returning 12.33%. All in all, acceleration in global growth translated to strong returns amongst the major equity markets.

Interest rates began a march higher in Q3. This was illustrated by the US Ten-year treasury yield surging from just under 2.1% in Sept to a high just under 2.8% in January. The Bloomberg Barclays US Aggregate Bond Index was down -0.36% from the end of July to the end of January. Does not seem like much, but compared to other asset classes, it lagged substantially and demonstrates a lower demand for bond yield as rates begin to tick higher.

Astor Dynamic Allocation fund was up 12.47% (I share) during the six month period ending January 31, 2018. With a beta target ~0.8, the strategy return came in line with expectations and captured a good portion of market returns. Emerging markets were a strong contributor, along with technology. Small and mid cap exposure, while accretive, lagged the large cap and other areas (as discussed above). The HFRI Total Macro Index posted a 5.16% return, much lower than the broad risk markets. As rate exposure turned during this period, duration exposure was a factor that weighed on macro returns. The Astor Dynamic Allocation Fund also compared favorably to the Morningstar Tactical Allocation category, which was up 8.46%.

Astor Sector Allocation was up 13.52% in the six month period ending January 31, 2018. The strategy captured 88% of the S&P 500 return for the period. Technology exposure was accretive above the S&P, along with financials. Small and mid-cap weighted exposure were positive, but less accretive as the market segments underperformed large cap equity. Sector Allocation Fund compared well to its Morningstar category, Tactical Allocation, which was up 8.46%. Much of this is most likely attributed to overall equity exposure levels for the fund being higher than the category average.

Astor Macro Alternative had a solid return at 10.18% in the six month period ending January 31, 2018. This compares to 5.16% for the HFRI Total Macro and 4.09% for the Morningstar Multi-alternative category. Macro Alternative Fund benefited from higher levels of equity as markets posted solid returns across the board. Additionally, interest rate movement also played a roll against macro and trend following as the turn on rates happened during this period which most macro and trend strategies may not have been positioned for.

Market and Economy Looking Forward

As we left January, the markets were experiencing bouts of volatility related to rates and geopolitical concerns. These promise to dominate the conversation in Q2 2018 and will impact how investors view the markets. What is important to note is that we believe the underlying fundamentals of the domestic and international economies are good.

For investors who follow Astor closely, macro trends are the key to our decision process, as we seek the appropriate levels of risk for the given environment. As growth (both service and manufacturing) are near the highest levels post-recession, Astor Funds have reached some of the highest levels of equity post-recession. To the extent that picture changes, so would our allocation mix in across portfolios.

The indices shown are for informational purposes only and are not reflective of any investment. As it is not possible to invest in the indices, the data shown does not reflect or compare features of an actual investment, such as its objectives, costs and expenses, liquidity, safety, guarantees or insurance, fluctuation of principal or return, or tax features. Past performance is no guarantee of future results.

Morningstar Tactical Allocation: Tactical Allocation portfolios seek to provide capital appreciation and income by actively shifting allocations between asset classes. These portfolios have material shifts across equity regions, and bond sectors on a frequent basis. To qualify for the Tactical Allocation category, the fund must first meet the requirements to be considered in an allocation category. Next, the fund must historically demonstrate material shifts within the primary asset classes either through a gradual shift over three years or through a series of material shifts on a quarterly basis. The cumulative asset class exposure changes must exceed 10% over the measurement period.

Morningstar Multi-Alternative: These funds offer investors exposure to several different alternative investment tactics. Funds in this category have a majority of their assets exposed to alternative strategies. An investor’s exposure to different tactics may change slightly over time in response to market movements. Funds in this category include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes. Average Gross short exposures is greater than 20%.

Nasdaq 100: The Nasdaq 100 Index is a basket of the 100 largest, most actively traded U.S companies listed on the Nasdaq stock exchange. The index includes companies from various industries except for the financial industry, like commercial and investment banks. These non-financial sectors include retail, biotechnology, industrial, technology, health care and others. It is constructed on a modified capitalization methodology, meaning individual weights are according to market capitalization with constraints to limit the influence of the largest companies. To accomplish this, Nasdaq reviews the composition of the index each quarter and adjust weightings if the distribution requirements are not met.

Russell 2000: The Russell 2000 Index is a small-cap stock market index of the bottom 2,000 stocks in the Russell 3000 Index. The index is maintained by FTSE Russell, a subsidiary of the London Stock Exchange Group.

S&P 400: The S&P MidCap 400 Index, more commonly known as the S&P 400, is a stock market index from S&P Dow Jones Indices.

The index serves as a barometer for the U.S. mid-cap equities sector and is the most widely followed mid-cap index in existence.

HFRI Macro Total: Macro: Investment Managers which trade a broad range of strategies in which the investment process is predicated on movements in underlying economic variables and the impact these have on equity, fixed income, hard currency and commodity markets. Managers employ a variety of techniques, both discretionary and systematic analysis, combinations of top down and bottom up theses, quantitative and fundamental approaches and long and short term holding periods. Although some strategies employ RV techniques, Macro strategies are distinct from RV strategies in that the primary investment thesis is predicated on predicted or future movements in the underlying instruments, rather than realization of a valuation discrepancy between securities. In a similar way, while both Macro and equity hedge managers may hold equity securities, the overriding investment thesis is predicated on the impact movements in underlying macroeconomic variables may have on security prices, as opposes to EH, in which the fundamental characteristics on the company are the most significant are integral to investment thesis.

MSCI Emerging Markets: The MSCI Emerging Markets Index is an index created by Morgan Stanley Capital International (MSCI ) designed to measure equity market performance in global emerging markets.

MSCI Developed Markets: The MSCI World is a market cap weighted stock market index of 1,653 stocks from companies throughout the world. The components can be found here. The index includes a collection of stocks of all the developed markets in the world, as defined by MSCI.

Bloomberg Barclays Agg Bond: The Bloomberg Barclays US Aggregate Bond Index, which until August 24, 2016 was called the Barclays Capital Aggregate Bond Index, and which until November 3, 2008 was called the “Lehman Aggregate Bond Index,” is a broad base index, maintained by Bloomberg L.P. since August 24, 2016, and prior to then by Barclays which took over the index business of the now defunct Lehman Brothers, and is often used to represent investment grade bonds being traded in United States. Index funds and exchange-traded funds are available that track this bond index.

2018-63;3328-NLD-4/2/2018

ASTOR DYNAMIC ALLOCATION FUND
PORTFOLIO REVIEW (Unaudited)
January 31, 2018

The Fund’s performance figures* for the periods ended January 31, 2018, compared to its benchmark:

		Annualized	Annualized	Annualized	Annualized	Annualized	Annualized
	Six Month	One Year	Three Year	Five Year	Inception (1)	Inception (2)	Inception (3)
Astor Dynamic Allocation Fund - Class A Shares	12.37%	18.87%	8.51%	7.99%	N/A	N/A	7.21%
Astor Dynamic Allocation Fund - Class A Shares With Load	7.03%	13.18%	6.78%	6.95%	N/A	N/A	6.37%
Astor Dynamic Allocation Fund - Class C Shares	11.95%	17.94%	7.70%	7.18%	N/A	4.70%	N/A
Astor Dynamic Allocation Fund - Class I Shares	12.47%	19.10%	8.78%	8.25%	5.71%	N/A	N/A
S&P 500 Total Return Index **	15.43%	26.41%	14.66%	15.91%	14.45%	14.42%	16.60%
Barclays Capital U.S. Aggregate Bond Index ***	(0.35)%	2.15%	1.14%	2.01%	3.36%	3.26%	2.37%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense, including underlying funds, are 1.96%, 2.71%, and 1.71% for Class A, Class C, and Class I respectively, per the most recent prospectus. After fee waivers and/or reimbursements, the Fund’s net operating expense, including underlying funds, is 1.68%, 2.43%, and 1.43% for Class A, Class C, and Class I shares, respectively. Pursuant to a written contract (the “WaiverAgreement”), the Advisor has agreed, at least until November 30, 2018, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers, other than the Advisor) do not exceed 1.40%, 2.15%, and 1.15% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 4.75% of the purchase price, while both Class A and C shares are subject to a deferred sales charge of up to 1% of the lower of the original purchase price or redemption proceeds. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-738-0333.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

***	The Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	Class I and Class R inception date is October 19, 2009.

(2)	Class C inception date is March 12, 2010.

(3)	Class A inception date is November 30, 2011.

The Fund’s holdings by asset class, as of January 31, 2018 are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	87.2%
Exchange Traded Funds - Commodity	5.0%
Exchange Traded Funds - Asset Allocation	3.0%
Short-Term Investments	10.4%
Liabilities in Excess of Other Assets	(5.6)%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

ASTOR SECTOR ALLOCATION FUND
PORTFOLIO REVIEW (Unaudited)
January 31, 2018

The Fund’s performance figures* for the periods ended January 31, 2018, compared to its benchmark:

		Annualized	Annualized	Annualized	Annualized	Annualized
	Six Month	One Year	Three Year	Five Year	Since Inception	Since Inception
Astor Sector Allocation Fund - Class A Shares	13.45%	20.18%	7.94%	9.73%	10.78%	N/A
Astor Sector Allocation Fund - Class A Shares With Load	8.07%	14.44%	6.19%	8.67%	9.90%	N/A
Astor Sector Allocation Fund - Class C Shares	12.96%	19.21%	7.13%	8.90%	9.95%	N/A
Astor Sector Allocation Fund - Class I Shares	13.52%	20.35%	8.19%	N/A	N/A	7.65%
S&P 500 Total Return Index **	15.43%	26.41%	14.66%	15.91%	16.60%	13.63%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense, including underlying funds, are 2.10% for Class A shares, 2.85% for Class C shares, and 1.85% for Class I shares per the most recent prospectus. After fee waivers and/or reimbursements, the Fund’s net operating expense, including underlying funds, is 1.82%, 2.57%, and 1.57% for Class A, Class C and Class I shares, respectively. Pursuant to a written contract (the “WaiverAgreement”), the Advisor has agreed, at least until November 30, 2018, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers, other than the Advisor) do not exceed 1.40%, 2.15% and 1.15%, for Class A, Class C, Class I shares, respectively. Class A shares are subject to a maximum sales charge of 4.75% of the purchase price, while both Class A and C shares are subject to a deferred sales charge of up to 1% of the lower of the original purchase price or redemption proceeds. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-738-0333.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	Class A and C inception date is November 30, 2011.

(2)	Class I inception date is January 6, 2014.

The Fund’s holdings by asset class, as of January 31, 2018, are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	94.4%
Exchange Traded Funds - Debt	2.9%
Short-Term Investments	14.6%
Liabilities in Excess of Other Assets	(11.9)%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

ASTOR MACRO ALTERNATIVE FUND
PORTFOLIO REVIEW (Unaudited)
January 31, 2018

The Fund’s performance figures* for the periods ended January 31, 2018, compared to its benchmark:

		Annualized	Annualized Since
	Six Month	One Year	Inception (1)
Astor Macro Alternative Fund - Class I Shares	10.18%	11.92%	6.40%
S&P 500 Total Return Index **	15.43%	26.41%	13.89%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense, including underlying funds, are 9.37% for Class I shares per the most recent prospectus. After fee waivers and/or reimbursements, the Fund’s net operating expense, including underlying funds, is 1.95% for Class I shares. Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2018, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers, other than the Advisor) do not exceed 1.75%. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-738-0333.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	Class I inception date is June 22, 2015.

The Fund’s holdings by asset class, as of January 31, 2018, are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	82.2%
Exchange Traded Funds - Debt	11.8%
Short-Term Investments	1.3%
Other Assets in Excess of Liabilities	4.7%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Astor Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2018

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 95.2%
	ASSET ALLOCATION FUND - 3.0%
187,640	WisdomTree Bloomberg U.S. Dollar Bullish Fund *^	$4,692,876

	COMMODITY FUND - 5.0%
247,883	PowerShares DB Base Metals Fund *^	4,846,113
207,462	PowerShares DB Energy Fund *	3,153,422
		7,999,535
	EQUITY FUNDS - 87.2%
38,020	First Trust Large Cap Core AlphaDEX Fund ^	2,338,230
126,642	Guggenheim S&P 500 Equal Weight ETF	13,355,665
102,801	iShares Core MSCI Emerging Markets ETF	6,316,094
27,794	iShares Core S&P 500 ETF	7,897,665
138,227	iShares Core S&P Small-Cap ETF ^	10,883,994
352,802	iShares Core S&P Total US Stock Market ETF ^	22,695,753
203,577	iShares Edge MSCI Min Vol USA ETF	11,119,376
152,202	JPMorgan Diversified Return International Equity ETF ^	9,463,920
216,531	O’Shares FTSE US Quality Dividend ETF ^	7,084,461
93,175	PowerShares QQQ Trust Series 1	15,783,845
152,199	SPDR Portfolio Emerging Markets ETF	6,325,390
35,050	SPDR S&P MidCap 400 ETF Trust	12,442,750
184,578	Technology Select Sector SPDR Fund	12,634,364
		138,341,507

	TOTAL EXCHANGE TRADED FUNDS (Cost $127,166,052)	151,033,918

	SHORT-TERM INVESTMENTS - 10.4%
	INVESTEMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 5.7%
8,975,520	Morgan Stanley Liquidity Treasury Fund, Institutional Class, 1.21% +(a)	8,975,520

	MONEY MARKET FUND - 4.7%
7,445,927	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 1.21% +	7,445,927

	TOTAL SHORT-TERM INVESTMENTS (Cost $16,421,447)	16,421,447

	TOTAL INVESTMENTS - 105.6% (Cost $143,587,499) (b)	$167,455,365
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.6)%	(8,870,793)
	TOTAL NET ASSETS - 100.0%	$158,584,572

ETF - Exchange Traded Fund

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on January 31, 2018.

^	Security, or a portion of the security, is out on loan at January 31, 2018. Total Loaned securities had a value of $8,721,690 at January 31, 2018.

(a)	Security was purchased with cash received as collateral for securities on loan at January 31, 2018. Total collateral had a value of $8,975,520 at January 31, 2018.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $143,754,429 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$23,914,599
Unrealized Depreciation:	(213,663)
Net Unrealized Appreciation:	$23,700,936

See accompanying notes to financial statements.

Astor Sector Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2018

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 97.3%
	DEBT FUNDS - 2.9%
46,336	iShares Floating Rate Bond ETF ^	$2,364,063

	EQUITY FUNDS - 94.4%
38,987	Consumer Discretionary Select Sector SPDR Fund	4,203,188
57,192	Consumer Staples Select Sector SPDR Fund	3,306,841
15,867	Energy Select Sector SPDR Fund	1,187,645
336,217	Financial Select Sector SPDR Fund	9,999,094
76,250	First Trust Consumer Discretionary AlphaDEX Fund ^	3,356,525
109,867	First Trust Industrials/Producer Durables AlphaDEX Fund ^	4,613,315
26,694	First Trust Materials AlphaDEX Fund ^	1,210,039
208,614	First Trust Technology AlphaDEX Fund ^	11,588,508
102,453	Health Care Select Sector SPDR Fund	9,026,109
52,843	iShares Russell 2000 ETF	8,262,532
70,278	Real Estate Select Sector SPDR Fund	2,270,682
29,223	SPDR S&P 500 ETF Trust	8,237,964
22,912	SPDR S&P MidCap 400 ETF Trust	8,133,760
32,950	Utilities Select Sector SPDR Fund	1,681,768
		77,077,970

	TOTAL EXCHANGE TRADED FUNDS (Cost $64,067,444)	79,442,033

	SHORT-TERM INVESTMENTS - 14.6%
	INVESTEMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 11.7%
9,537,713	Morgan Stanley Liquidity Treasury Fund, Institutional Class, 1.21% + (a)	9,537,713

	MONEY MARKET FUND - 2.9%
2,377,675	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 1.21% +	2,377,675

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,915,388)	11,915,388

	TOTAL INVESTMENTS - 111.9% (Cost $75,982,832) (b)	$91,357,421
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.9)%	(9,718,416)
	TOTAL NET ASSETS - 100.0%	$81,639,005

ETF - Exchange Traded Fund

+	Money market fund; interest rate reflects seven-day effective yield on January 31, 2018.

^	Security, or a portion of the security, is out on loan at January 31, 2018. Total Loaned securities had a value of $9,247,659 at January 31, 2018.

(a)	Security was purchased with cash received as collateral for securities on loan at January 31, 2018. Total collateral had a value of $9,537,713 at January 31, 2018.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $76,060,709 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$15,378,601
Unrealized Depreciation:	(81,889)
Net Unrealized Appreciation:	$15,296,712

See accompanying notes to financial statements.

Astor Macro Alternative Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2018

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 94.0%
	DEBT FUNDS - 11.8%
6,447	iShares 10+ Year Credit Bond ETF	$403,195
632	iShares 1-3 Year Credit Bond ETF	65,918
243	iShares Core U.S. Aggregate Bond ETF	26,268
283	iShares Intermediate Credit Bond ETF	30,666
		526,047
	EQUITY FUNDS - 82.2%
4,329	Guggenheim S&P 500 Pure Value ETF	300,000
6,342	iShares Edge MSCI Min Vol USA ETF	346,400
1,121	iShares MSCI Brazil Capped ETF	52,227
239	iShares MSCI Chile Capped ETF	13,374
680	iShares MSCI China ETF	50,871
345	iShares MSCI India ETF	12,851
1,663	iShares MSCI Indonesia ETF	49,541
381	iShares MSCI Malaysia ETF	13,567
263	iShares MSCI Mexico Capped ETF	13,968
324	iShares MSCI Philippines ETF	12,348
464	iShares MSCI Poland Capped ETF	13,618
1,341	iShares MSCI Russia Capped ETF	50,381
190	iShares MSCI South Africa ETF	13,707
1,260	iShares MSCI Taiwan Capped ETF	48,686
491	iShares MSCI Thailand Capped ETF	48,928
295	iShares MSCI Turkey ETF	13,423
2,283	iShares Russell 2000 ETF	356,970
2,724	iShares Select Dividend ETF	274,198
8,342	PowerShares QQQ Trust Series 1	1,413,135
2,044	SPDR S&P500 ETF Trust	576,204
		3,674,397

	TOTAL EXCHANGE TRADED FUNDS (Cost $3,908,805)	4,200,444

	SHORT-TERM INVESTMENTS - 1.3%
59,778	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 1.21% +^	59,778
	TOTAL SHORT-TERM INVESTMENTS (Cost $59,778)	59,778

	TOTAL INVESTMENTS - 95.3% (Cost $3,968,583) (a)	$4,260,222
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.7%	209,349
	TOTAL NET ASSETS - 100.0%	$4,469,571

ETF - Exchange Traded Fund

+	Money market fund; interest rate reflects seven-day effective yield on January 31, 2018.

^	A portion of this investment is a holding of the AMA Fund Limited CFC which commenced operations on June 22, 2015 and is a wholly owned subsidiary of the Astor Macro Alternative Fund.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,981,266 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$280,914
Unrealized Depreciation:	(1,958)
Net Unrealized Appreciation:	$278,956

See accompanying notes to financial statements.

Astor Macro Alternative Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018

FUTURES CONTRACTS ^

			Underlying Face Amount
Long Contracts	Description	Counterparty	at Value **	Unrealized Loss
1	Australian Dollar Future March 2018	Interactive Broker	$80,490	$(442)
2	Brent Crude Future April 2018	Interactive Broker	137,780	(2,705)
4	Canadian 10 Year Bond March 2018	Interactive Broker	528,920	(529)
3	Long Gilt Future March 2018	Interactive Broker	366,420	(6,815)
4	Natural Gas Future March 2018	Interactive Broker	119,800	(1,369)
Net Unrealized Loss from Open Long Futures Contracts				$(11,860)

			Underlying Face Amount
Short Contracts	Description	Counterparty	at Value **	Unrealized Gain (Loss)
4	10-Year U.S. Treasury Note Futures March 2018	Interactive Broker	$486,312	$10,971
2	British Pound Future March 2018	Interactive Broker	177,500	(9,830)
2	CBOE Volatility Index Future March 2018	Interactive Broker	27,350	745
1	Coffee ‘C’ Future March 2018	Interactive Broker	45,694	2,322
4	Corn Future March 2018	Interactive Broker	72,300	(2,461)
2	Euro-Bund Future March 2018	Interactive Broker	317,640	3,998
1	Euro FX Future March 2018	Interactive Broker	155,625	(7,527)
2	Japanese Yen Future March 2018	Interactive Broker	229,725	(7,405)
3	Wheat Future March 2018	Interactive Broker	67,763	(3,371)
2	World Sugar No. 11 Future March 2018	Interactive Broker	29,635	946
Net Unrealized Loss from Open Short Futures Contracts				$(11,612)

^	Each futures contract is a holding of AMA Fund Limited CFC (“AMA”) which commenced operations on June 22, 2015 and is a wholly owned subsidiary of the Astor Macro Alternative Fund.

**	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by AMA are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of AMA’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to AMA.

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2018

			Astor Macro
	Astor Dynamic	Astor Sector	Alternative Fund
	Allocation Fund	Allocation Fund	(Consolidated)
ASSETS
Investment securities (including securities on loan):
At cost	$143,587,499	$75,982,832	$3,968,583
At value	$167,455,365	$91,357,421	$4,260,222
Receivable due from Advisor (see Note 4)	—	—	44,275
Deposits for futures contracts	—	—	204,044
Dividends and interest receivable	15,847	1,403	80
Receivable for Fund shares sold	208,137	6,000	—
Prepaid expenses and other assets	77,128	49,238	—
TOTAL ASSETS	167,756,477	91,414,062	4,508,621

LIABILITIES
Collateral on securities loaned (see Note 2)	8,975,520	9,537,713	—
Net unrealized depreciation on futures contracts	—	—	23,472
Distribution (12b-1) fees payable	23,612	28,453	—
Investment advisory fees payable	76,978	68,416	—
Payable to related parties	31,023	20,051	4,131
Payable for Fund shares redeemed	52,216	86,696	564
Accrued expenses and other liabilities	12,556	33,728	10,883
TOTAL LIABILITIES	9,171,905	9,775,057	39,050
NET ASSETS	$158,584,572	$81,639,005	$4,469,571

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$133,859,885	$64,659,155	$4,119,154
Accumulated net investment loss	(607,657)	(225,969)	(15,904)
Accumulated net realized gain from security transactions	1,464,478	1,831,230	85,208
Net unrealized appreciation on investments	23,867,866	15,374,589	304,585
Net unrealized depreciation futures contracts	—	—	(23,472)
NET ASSETS	158,584,572	81,639,005	4,469,571

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
January 31, 2018

			Astor Macro
	Astor Dynamic	Astor Sector	Alternative Fund
	Allocation Fund	Allocation Fund	(Consolidated)
Net Asset Value Per Share:
Class A Shares:
Net Assets	$16,087,461	$17,580,502	$—
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,158,514	959,083	—
Net asset value (Net Assets ÷ Shares Outstanding), and redemption price per share	$13.89	$18.33	$—
Maximum offering price per share (4.75% sales charge)	$14.58	$19.24	$—

Class C Shares:
Net Assets	$23,761,126	$30,448,308	$—
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,775,141	1,735,376	—
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$13.39	$17.55	$—

Class I Shares:
Net Assets	$118,735,985	$33,610,195	$4,469,571
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,537,122	1,816,934	404,432
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$13.91	$18.50	$11.05

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2018

			Astor Macro
	Astor Dynamic	Astor Sector	Alternative Fund
	Allocation Fund	Allocation Fund	(Consolidated)
INVESTMENT INCOME
Dividends	$1,329,614	$573,562	$25,255
Interest	22,983	9,499	—
Securities lending income - net	101,886	35,617	—
TOTAL INVESTMENT INCOME	1,454,483	618,678	25,255

EXPENSES
Investment advisory fees	685,526	378,547	20,663
Distribution (12b-1) fees, Class A shares	16,643	21,718	—
Distribution (12b-1) fees, Class C shares	107,382	151,075	—
Distribution (12b-1) fees, Class R shares	1,327	—	—
Transfer agent fees	74,853	29,321	10,284
Administrative services fees	76,685	38,394	19,811
Shareholder service fees	35,427	21,677	1,310
Accounting services fees	30,906	22,223	13,233
Registration fees	25,200	27,600	3,680
Printing expenses	16,709	14,115	4,285
Legal fees	13,133	11,090	15,123
Audit fees	7,896	8,066	10,586
Custodian fees	7,547	6,050	2,773
Trustees fees and expenses	7,154	5,546	5,546
Compliance officer fees	6,082	3,781	7,592
Insurance expense	3,680	2,760	184
Miscellaneous expense	—	756	756
TOTAL EXPENSES	1,116,150	742,719	115,826

Less: Fees waived and/or expenses reimbursed by the Advisor	(160,178)	(111,664)	(90,675)

NET EXPENSES	955,972	631,055	25,151
NET INVESTMENT INCOME (LOSS)	498,511	(12,377)	104

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from security transactions	3,607,498	2,565,952	145,075
Net realized gain from futures transactions	—	—	7,272
Net realized loss from foreign currency transactions			(429)
Net change in unrealized appreciation on investments	12,802,878	7,292,684	179,311
Net change in unrealized depreciation on futures contracts	—	—	(10,774)
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	16,410,376	9,858,636	320,455

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,908,887	$9,846,259	$320,559

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Astor Dynamic Allocation Fund
	For the
	Six Months Ended	For the
	January 31, 2018	Year Ended
	(Unaudited)	July 31, 2017
FROM OPERATIONS
Net investment income	$498,511	$951,062
Net realized gain from security transactions	3,607,498	4,655,728
Net change in unrealized appreciation on investments	12,802,878	4,004,503
Net increase in net assets resulting from operations	16,908,887	9,611,293

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain
Class A	(661,506)	(27,269)
Class C	(1,027,398)	(49,642)
Class I	(4,823,767)	(207,522)
Class R ^	—	(5,174)
From net investment income
Class A	(90,817)	(100,933)
Class C	(103,119)	(76,310)
Class I	(775,196)	(1,027,249)
Class R ^	(760)	(19,025)
From distributions to shareholders	(7,482,563)	(1,513,124)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	5,365,409	5,208,027
Class C	2,926,413	4,401,070
Class I	31,162,464	48,949,727
Class R ^	33,935	809,953
Distributions reinvested
Class A	670,491	113,618
Class C	1,044,798	116,994
Class I	4,676,087	1,037,931
Class R ^	740	23,648
Cost of shares redeemed
Class A	(2,168,367)	(6,066,672)
Class C	(2,099,960)	(5,493,872)
Class I	(25,293,060)	(36,822,373)
Class R ^	(2,119,902)	(1,436,793)
Net increase in net assets from shares of beneficial interest	14,199,048	10,841,258

TOTAL INCREASE IN NET ASSETS	23,625,372	18,939,427

NET ASSETS
Beginning of Period	134,959,200	116,019,773
End of Period *	$158,584,572	$134,959,200
* Includes accumulated net investment loss of:	$(607,657)	$(136,276)

^	Class R shares converted into Class A shares on November 3, 2017.

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Dynamic Allocation Fund
	For the
	Six Months Ended	For the
	January 31, 2018	Year Ended
	(Unaudited)	July 31, 2017
SHARE ACTIVITY
Class A:
Shares Sold	395,970	422,438
Shares Reinvested	50,330	9,223
Shares Redeemed	(160,881)	(494,320)
Net increase (decrease) in shares of beneficial interest outstanding	285,419	(62,659)

Class C:
Shares Sold	222,876	362,890
Shares Reinvested	81,307	9,873
Shares Redeemed	(162,432)	(457,913)
Net increase (decrease) in shares of beneficial interest outstanding	141,751	(85,150)

Class I:
Shares Sold	2,320,825	3,921,349
Shares Reinvested	350,671	83,907
Shares Redeemed	(1,879,523)	(2,956,929)
Net increase in shares of beneficial interest outstanding	791,973	1,048,327

Class R: ^
Shares Sold	2,556	66,166
Shares Reinvested	55	1,925
Shares Redeemed	(156,017)	(116,807)
Net decrease in shares of beneficial interest outstanding	(153,406)	(48,716)

^	Class R shares converted into Class A shares on November 3, 2017.

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Sector Allocation Fund
	For the
	Six Months Ended	For the
	January 31, 2018	Year Ended
	(Unaudited)	July 31, 2017
FROM OPERATIONS
Net investment loss	$(12,377)	$(148,043)
Net realized gain from security transactions	2,565,952	2,765,056
Net change in unrealized appreciation on investments	7,292,684	6,369,418
Net increase in net assets resulting from operations	9,846,259	8,986,431

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class A	(109,795)	—
Class C	(199,857)	—
Class I	(208,003)	—
From distributions to shareholders	(517,655)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	632,172	843,012
Class C	610,528	919,938
Class I	3,649,777	9,837,703
Distributions reinvested
Class A	102,924	—
Class C	191,106	—
Class I	195,445	—
Cost of shares redeemed
Class A	(2,782,959)	(15,991,833)
Class C	(5,554,574)	(18,921,249)
Class I	(4,647,492)	(19,280,022)
Net decrease in net assets from shares of beneficial interest	(7,603,073)	(42,592,451)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,725,531	(33,606,020)

NET ASSETS
Beginning of Period	79,913,474	113,519,494
End of Period *	$81,639,005	$79,913,474
* Includes accumulated net investment loss of:	$(225,969)	$(213,592)

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Sector Allocation Fund
	For the
	Six Months Ended	For the
	January 31, 2018	Year Ended
	(Unaudited)	July 31, 2017
SHARE ACTIVITY
Class A:
Shares Sold	38,475	54,547
Shares Reinvested	5,855	—
Shares Redeemed	(165,806)	(1,053,795)
Net decrease in shares of beneficial interest outstanding	(121,476)	(999,248)

Class C:
Shares Sold	37,210	62,115
Shares Reinvested	11,348	—
Shares Redeemed	(345,928)	(1,288,769)
Net decrease in shares of beneficial interest outstanding	(297,370)	(1,226,654)

Class I:
Shares Sold	214,073	630,640
Shares Reinvested	11,023	—
Shares Redeemed	(269,045)	(1,273,423)
Net decrease in shares of beneficial interest outstanding	(43,949)	(642,783)

See accompanying notes to financial statements.

The Astor Funds
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Astor Macro Alternative Fund
	For the
	Six Months Ended	For the
	January 31, 2018	Year Ended
	(Unaudited)	July 31, 2017
FROM OPERATIONS
Net investment income	$104	$8,932
Net realized gain (loss) from security transactions, futures transactions and foreign currency transactions	151,918	(24,417)
Distributions of long term capital gains from underlying investment companies	—	732
Net change in unrealized appreciation on investments and futures contracts	168,537	23,879
Net increase in net assets resulting from operations	320,559	9,126

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain
Class I	(110,344)	(19,603)
From net investment income
Class I	(15,579)	(35,674)
From distributions to shareholders	(125,923)	(55,277)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	2,412,687	518,551
Distributions reinvested
Class I	80,811	55,277
Cost of shares redeemed
Class I	(231,211)	(569,456)
Net increase in net assets from shares of beneficial interest	2,262,287	4,372

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,456,923	(41,779)

NET ASSETS
Beginning of Period	2,012,648	2,054,427
End of Period *	$4,469,571	$2,012,648
* Includes accumulated net investment income (loss) of:	$(15,904)	$—

See accompanying notes to financial statements.

The Astor Funds
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Macro Alternative Fund
	For the
	Six Months Ended	For the
	January 31, 2018	Year Ended
	(Unaudited)	July 31, 2017
SHARE ACTIVITY

Class I:
Shares Sold	224,143	50,545
Shares Reinvested	7,581	5,373
Shares Redeemed	(21,967)	(55,291)
Net increase in shares of beneficial interest outstanding	209,757	627

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Dynamic Allocation Fund Class A
	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	January 31, 2018		July 31,	July 31,		July 31,	July 31,	July 31,
	(Unaudited)		2017	2016		2015	2014	2013

Net asset value, beginning of Period	$13.02		$12.20	$12.02		$11.49	$10.62	$9.91
Activity from investment operations:
Net investment income (1)	0.05		0.09	0.07		0.08	0.07	0.05
Net realized and unrealized gain on investments	1.53		0.88	0.21		0.52	0.83	0.70
Total from investment operations	1.58		0.97	0.28		0.60	0.90	0.75
Less distributions from:
Net investment income	(0.09)		(0.12)	(0.10)		(0.07)	(0.03)	(0.04)
Net realized gains	(0.62)		(0.03)	(0.00	) (4)	—	—	—
Total distributions	(0.71)		(0.15)	(0.10)		(0.07)	(0.03)	(0.04)
Net asset value, end of period	$13.89		$13.02	$12.20		$12.02	$11.49	$10.62
Total return (2)	12.37	% (7)	7.99%	2.39%		5.23%	8.50%	7.61%
Net assets, at end of period (000s)	$16,087		$11,372	$11,418		$12,846	$9,595	$4,583
Ratio of gross expenses to average net assets (3)(6)	1.62	% (8)	1.68%	1.71%		1.66%	1.88%	2.18%
Ratio of net expenses to average net assets (6)	1.40	% (8)	1.44%	1.50%		1.50%	1.50%	1.50%
Ratio of net investment income to average net assets (5)	0.67	% (8)	0.74%	0.62%		0.69%	0.62%	0.50%
Portfolio Turnover Rate	23	% (7)	78%	55%		44%	55%	124%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(4)	Amount represents less than $0.01 per share.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Dynamic Allocation Fund Class C
	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended		Year Ended
	January 31, 2018		July 31,		July 31,		July 31,	July 31,		July 31,
	(Unaudited)		2017		2016		2015	2014		2013

Net asset value, beginning of period	$12.60		$11.83		$11.69		$11.21	$10.41		$9.75
Activity from investment operations:
Net investment income (loss) (1)	(0.01)		(0.00	) (5)	(0.01)		(0.01)	(0.02)		—
Net realized and unrealized gain on investments	1.48		0.85		0.19		0.51	0.82		0.66
Total from investment operations	1.47		0.85		0.18		0.50	0.80		0.66
Less distributions from:
Net Investment Income	(0.06)		(0.05)		(0.04)		(0.02)	(0.00	) (5)	—
Net realized gains	(0.62)		(0.03)		(0.00	) (5)	—	—		—
Total distributions	(0.68)		(0.08)		(0.04)		(0.02)	(0.00	) (5)	—
Net asset value, end of period	$13.39		$12.60		$11.83		$11.69	$11.21		$10.41
Total return (2)	11.95	% (7)	7.21%		1.60%		4.45%	7.72%		6.77%
Net assets, at end of period (000s)	$23,761		$20,587		$20,339		$22,913	$15,602		$7,433
Ratio of gross expenses to average net assets (3)(4)	2.37	% (8)	2.43%		2.46%		2.41%	2.63%		2.93%
Ratio of net expenses to average net assets (4)	2.15	% (8)	2.19%		2.25%		2.25%	2.25%		2.25%
Ratio of net investment loss to average net assets (6)	(0.12	)% (8)	(0.03)%		(0.13)%		(0.11)%	(0.16)%		(0.04)%
Portfolio Turnover Rate	23	% (7)	78%		55%		44%	55%		124%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Dynamic Allocation Fund Class I
	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	January 31, 2018		July 31,	July 31,		July 31,	July 31,	July 31,
	(Unaudited)		2017	2016		2015	2014	2013

Net asset value, beginning of period	$13.04		$12.21	$12.03		$11.50	$10.62	$9.91
Activity from investment operations:
Net investment income (1)	0.06		0.12	0.10		0.11	0.09	0.10
Net realized and unrealized gain on investments	1.53		0.88	0.21		0.52	0.85	0.67
Total from investment operations	1.59		1.00	0.31		0.63	0.94	0.77
Less distributions from:
Net investment income	(0.10)		(0.14)	(0.13)		(0.10)	(0.06)	(0.06)
Net realized gains	(0.62)		(0.03)	(0.00	) (5)	—	—	—
Total distributions	(0.72)		(0.17)	(0.13)		(0.10)	(0.06)	(0.06)
Net asset value, end of period	$13.91		$13.04	$12.21		$12.03	$11.50	$10.62
Total return (2)	12.47	% (7)	8.32%	2.62%		5.48%	8.87%	7.74%
Net assets, at end of period (000s)	$118,736		$101,006	$81,800		$101,512	$45,630	$18,341
Ratio of gross expenses to average net assets (3)(4)	1.37	% (8)	1.43%	1.46%		1.41%	1.63%	1.93%
Ratio of net expenses to average net assets (4)	1.15	% (8)	1.19%	1.25%		1.25%	1.25%	1.25%
Ratio of net investment income to average net assets (6)	0.86	% (8)	0.97%	0.88%		0.92%	0.83%	0.95%
Portfolio Turnover Rate	23	% (7)	78%	55%		44%	55%	124%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Sector Allocation Fund Class A
	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	January 31, 2018		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2017	2016	2015	2014	2013

Net asset value, beginning of period	$16.28		$14.64	$15.41	$14.46	$12.89	$10.33
Activity from investment operations:
Net investment income (loss) (1)	0.01		0.01	(0.06)	(0.08)	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments	2.15		1.63	(0.63)	1.04	1.68	2.67
Total from investment operations	2.16		1.64	(0.69)	0.96	1.60	2.64
Less distributions from:
Net investment income	—		—	—	—	—	(0.05)
Net realized gains	(0.11)		—	(0.08)	(0.01)	(0.03)	(0.03)
Total distributions	(0.11)		—	(0.08)	(0.01)	(0.03)	(0.08)
Net asset value, end of period	$18.33		$16.28	$14.64	$15.41	$14.46	$12.89
Total return (2)	13.45	% (6)	11.20%	(4.48)%	6.66%	12.45%	25.73%
Net assets, at end of period (000s)	$17,581		$17,588	$30,447	$58,315	$46,371	$6,524
Ratio of gross expenses to average net assets (3)(4)	1.68	% (7)	1.68%	1.65%	1.60%	1.92%	2.37%
Ratio of net expenses to average net assets (4)	1.40	% (7)	1.44%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets (5)	0.15	% (7)	0.07%	(0.40)%	(0.54)%	(0.53)%	(0.18)%
Portfolio Turnover Rate	21	% (6)	82%	68%	30%	25%	62%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Sector Allocation Fund Class C
	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	January 31, 2018		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2017	2016	2015	2014	2013

Net asset value, beginning of period	$15.64		$14.18	$15.04	$14.22	$12.77	$10.30
Activity from investment operations:
Net investment loss (1)	(0.05)		(0.10)	(0.15)	(0.20)	(0.18)	(0.13)
Net realized and unrealized gain (loss) on investments	2.07		1.56	(0.63)	1.03	1.66	2.67
Total from investment operations	2.02		1.46	(0.78)	0.83	1.48	2.54
Less distributions from:
Net investment income	—		—	—	—	—	(0.04)
Net realized gains	(0.11)		—	(0.08)	(0.01)	(0.03)	(0.03)
Total distributions	(0.11)		—	(0.08)	(0.01)	(0.03)	(0.07)
Net asset value, end of period	$17.55		$15.64	$14.18	$15.04	$14.22	$12.77
Total return (2)	12.96	% (6)	10.30%	(5.19)%	5.86%	11.63%	24.81%
Net assets, at end of period (000s)	$30,448		$31,799	$46,216	$58,381	$23,881	$1,553
Ratio of gross expenses to average net assets (3)(4)	2.43	% (7)	2.43%	2.40%	2.35%	2.67%	3.12%
Ratio of net expenses to average net assets (4)	2.15	% (7)	2.19%	2.25%	2.25%	2.25%	2.25%
Ratio of net investment loss to average net assets (5)	(0.68	)% (7)	(0.68)%	(1.12)%	(1.32)%	(1.31)%	(1.05)%
Portfolio Turnover Rate	21	% (6)	82%	68%	30%	25%	62%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Sector Allocation Fund Class I
	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	January 31, 2018		July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2017	2016	2015	2014 (1)

Net asset value, beginning of period	$16.40		$14.72	$15.46	$14.46	$13.88
Activity from investment operations:
Net investment income (loss) (2)	0.04		0.05	(0.02)	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments	2.17		1.63	(0.64)	1.06	0.62
Total from investment operations	2.21		1.68	(0.66)	1.01	0.58
Less distributions from:
Net realized gains	(0.11)		—	(0.08)	(0.01)	—
Total distributions	(0.11)		—	(0.08)	(0.01)	—
Net asset value, end of period	$18.50		$16.40	$14.72	$15.46	$14.46
Total return (3)	13.52	% (7)	11.41%	(4.27)%	7.01%	4.18	% (7)
Net assets, at end of period (000s)	$33,610		$30,526	$36,856	$66,379	$26,066
Ratio of gross expenses to average net assets (4)(5)	1.43	% (8)	1.43%	1.40%	1.35%	1.67	% (8)
Ratio of net expenses to average net assets (5)	1.15	% (8)	1.19%	1.25%	1.25%	1.25	% (8)
Ratio of net investment income (loss) to average net assets (6)	0.41	% (8)	0.31%	(0.13)%	(0.32)%	(0.43	)% (8)
Portfolio Turnover Rate	21	% (7)	82%	68%	30%	25	% (7)

(1)	The Astor Sector Allocation Fund Class I commenced operations January 6, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

The Astor Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Macro Alternative Fund Class I
	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	January 31, 2018		July 31,	July 31,	July 31,
	(Unaudited)		2017	2016	2015 (1)

Net asset value, beginning of period	$10.34		$10.59	$9.96	$10.00
Activity from investment operations:
Net investment income (2)	0.02		0.04	0.01	0.04
Net realized and unrealized gain (loss) on investments	1.02		(0.01)	0.64	(0.06)
Total from investment operations	1.04		0.03	0.65	(0.02)
Less distributions from:
Net investment income	(0.04)		(0.18)	(0.02)	(0.02)
Net realized gains	(0.29)		(0.10)	—	—
Total distributions	(0.33)		(0.28)	(0.02)	(0.02)
Net asset value, end of period	$11.05		$10.34	$10.59	$9.96
Total return (3)	10.18	% (7)	0.35%	6.56%	(0.20	)% (7)
Net assets, at end of period (000s)	$4,470		$2,013	$2,054	$1,639
Ratio of gross expenses to average net assets (4)(5)	8.07	% (8)	9.17%	10.43%	76.63	% (8)
Ratio of net expenses to average net assets (5)	1.75	% (8)	1.78%	1.99%	1.99	% (8)
Ratio of net investment income to average net assets (6)	0.33	% (8)	0.42%	0.12%	4.80	% (8)
Portfolio Turnover Rate	96	% (7)	114%	117%	10	% (7)

(1)	The Astor Macro Alternative Fund Class I commenced operations June 22, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited)
January 31, 2018

1.	ORGANIZATION

The Astor Dynamic Allocation Fund, the Astor Sector Allocation Fund, and Astor Macro Alternative Fund (each a “Fund” or collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Astor Dynamic Allocation Fund seeks total return through a combination of capital appreciation and income. The Astor Sector Allocation Fund seeks capital appreciation. The Astor Macro Alternative Fund seeks to provide positive returns over a market cycle regardless of market conditions or general market direction. The Astor Dynamic Allocation Fund commenced operations on October 19, 2009. The Astor Sector Allocation Fund commenced operations on November 30, 2011. The Astor Macro Alternative Fund commenced operations on June 22, 2015.

The Astor Dynamic Allocation Fund currently offers Class A, Class C, and Class I shares. Class C, and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. The Astor Sector Allocation Fund currently offer Class A, Class C, and Class I shares. Class C and Class I shares are offered at net asset value and Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. The Astor Macro Alternative Fund currently offers Class I shares offered at net asset value. Each class represents an interest in the same assets of the respective Fund and classes of a Fund are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares of a Fund have equal voting privileges except that each class has exclusive voting rights with respect to its service and distribution plans. Each Fund’s income, expenses (other than class specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The consolidated financial statements of the Astor Macro Alternative Fund include the Astor Macro Alternative Fund and its wholly owned subsidiary AMA Fund Limited (“AMA”). AMA commenced operations on June 22, 2015 and is incorporated in the Cayman Islands as an exempted company with limited liability.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having sixty days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2018

The Fund’s may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2018

Futures Contracts – The Astor Macro Alternative Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Valuation of Underlying Funds – Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2018

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2018, for the Funds’ assets and liabilities measured at fair value:

Astor Dynamic Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$151,033,918	$—	$—	$151,033,918
Investment Purchased As Securities Lending Collateral	8,975,520	—	—	8,975,520
Money Market Fund	7,445,927	—	—	7,445,927
Total	$167,455,365	$—	$—	$167,455,365

Astor Sector Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$79,442,033	$—	$—	$79,442,033
Investment Purchased As Securities Lending Collateral	9,537,713	—	—	9,537,713
Money Market Fund	2,377,675	—	—	2,377,675
Total	$91,357,421	$—	$—	$91,357,421

Astor Macro Alternative Fund

Assets **	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$4,200,444	$—	$—	$4,200,444
Short-Term Investments	59,778	—	—	59,778
Total	$4,260,222	$—	$—	$4,260,222
Liabilities
Open futures contracts ***	$(23,472)	$—	$—	$(23,472)

The Funds did not hold any Level 3 securities during the period.

There were no transfers into and out of Levels during the current periods presented.

It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Schedule of Investments for classification by asset class.

**	Refer to the Consolidated Schedule of Investments for classification by asset class.

***	Includes cumulative net unrealized depreciation on futures contracts open at January 31, 2018.

Consolidation of Subsidiaries – The consolidated financial statements of the Astor Macro Alternative Fund include AMA Fund Limited (“AMA”), a wholly-owned and controlled foreign corporation (“CFC”).

The Astor Macro Alternative Fund may invest up to 25% of its total assets in a CFC, which acts as an investment vehicle in order to effect certain investments consistent with the Astor Macro Alternative Fund’s investment objectives and policies. The Astor Macro Alternative Fund consolidates the results of subsidiaries in which the Astor Macro Alternative Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, the Astor Macro Alternative Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Astor Macro Alternative Fund’s ability to control the circumstances leading to majority ownership. All significant inter-company accounts and transactions have been eliminated in consolidation.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2018

A summary of the net assets of AMA is as follows:

		% of Astor Macro Alternative
Inception Date of	AMA Net Assets at	Fund’s Net Assets at
AMA:	31-Jan-18	31-Jan-18
6/22/2015	$180,575	4.04%

The results from operations of AMA were as follows:

Net investment loss	$(5,110)
Net realized gain	7,272
Net unrealized depreciation	(10,774)
Net decrease in net assets resulting from operations	$(8,612)

For tax purposes, AMA is an exempted Cayman Islands investment company. AMA has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, AMA is a CFC which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, AMA’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Astor Macro Alternative Fund’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures program, the Astor Macro Alternative Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2018

Please refer to the Astor Macro Alternative Fund’s prospectus for a full listing of risks associated with these investments.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Astor Dynamic Allocation Fund, the Astor Sector Allocation Fund, and the Astor Macro Alternative Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014-2016, or expected to be taken in the Funds’ 2017 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. During the year, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2018

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Astor Macro Alternative Fund’s Consolidated Statement of Assets and Liabilities as of January 31, 2018.

Contract Type/Primary Risk Exposure	Balance Sheet Location	Unrealized Appreciation (Depreciation)
Commodity Risk	Net unrealized appreciation (depreciation) futures contracts	$(6,638)
Equity Risk	Net unrealized appreciation (depreciation) futures contracts	745
Foreign Exchange Rate Risk	Net unrealized appreciation (depreciation) futures contracts	(25,204)
Interest Risk	Net unrealized appreciation (depreciation) futures contracts	7,625
Total		$(23,472)

The following is a summary of the location of derivative investments on the Astor Macro Alternative

Fund’s Consolidated Statement of Operations for the six months ended January 31, 2018:

			Realized and Unrealized Gain
		Location of Gain (Loss) on	(Loss) on Derivatives recognized
Derivative Investment Type	Primary Risk Exposure	Derivatives recognized in income	in income
Futures Contracts	Commodity Risk	Net realized gain from futures transactions	$38,057
	Equity Risk	Net realized gain from futures transactions	4,055
	Foreign Exchange Rate Risk	Net realized loss from futures transactions	(20,445)
	Interest Risk	Net realized loss from futures transactions	(14,395)
Total			$7,272
Futures Contracts	Commodity Risk	Net change in unrealized depreciation on futures contracts	$(4,123)
	Equity Risk	Net change in unrealized appreciation on futures contracts	745
	Foreign Exchange Rate Risk	Net change in unrealized depreciation on futures contracts	(15,166)
	Interest Risk	Net change in unrealized appreciation on futures contracts	7,770
Total			$(10,774)

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Astor Macro Alternative Fund.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2018

Offsetting of Financial Assets and Derivative Assets

The Astor Macro Alternative Fund’s policy is to recognize a net asset or liability equal to the unrealized gain (loss) on futures contracts. The following table shows additional information regarding the offsetting of assets and liabilities at January 31, 2018 for the Astor Macro Alternative Fund.

Astor Macro Alternative Fund

Gross Amounts Not Offset in the
Consolidated Statement of Assets &
Assets:				Liabilities

		Gross Amounts Offset in	Net Amounts of Assets
	Gross Amounts of	the Consolidated	Presented in the
	Recognized	Statement of Assets &	Consolidated Statement	Financial	Cash Collateral
Description	Assets	Liabilities	of Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Futures Contracts	$18,982	$(18,982)	$—	$—	$—	$—
Total	$18,982	$(18,982)	$—	$—	$—	$—

Liabilities:
Net Amounts of
		Gross Amounts Offset in	Liabilities Presented in
	Gross Amounts of	the Consolidated	the Consolidated
	Recognized	Statement of Assets &	Statement of Assets &	Financial	Cash Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged (1)	Net Amount
Futures Contracts	$42,454	$(18,982)	$23,472	$—	$23,472	$—
Total	$42,454	$(18,982)	$23,472	$—	$23,472	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Security Loans – The Astor Dynamic Allocation Fund and the Astor Sector Allocation Fund have entered into a securities lending arrangement with BNP Paribas (the “Borrower”). Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Funds’ Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Fund is indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2018

The following table is a summary of the Funds’ securities loaned and related collateral which are subject to a netting agreement as of January 31, 2018:

					Gross Amounts Not Offset in the
					Statement of Assets & Liabilities
			Net Amounts of
		Gross Amounts	Assets
		Offset in the	Presented in the
	Gross Amounts	Statements of	Statements of	Financial
	of Recognized	Assets &	Assets &	Instruments	Cash Collateral	Net Amount of
	Assets	Liabilities	Liabilities	Pledged	Received	Assets
Assets:
Astor Dynamic Allocation Fund
Description:
Securities Loaned	$8,975,520	$—	$8,975,520	$—	$8,975,520	$—
Total	$8,975,520	$—	$8,975,520	$—	$8,975,520	$—
Astor Sector Allocation Fund
Description:
Securities Loaned	$9,537,713	$—	$9,537,713	$—	$9,537,713	$—
Total	$9,537,713	$—	$9,537,713	$—	$9,537,713	$—

The Funds may invest the cash collateral received in connection with securities lending transactions in the Milestone Treasury Obligations Fund (“Milestone”). Milestone is managed by CLS Investments, LLC, an affiliate of the Distributor. The Lending Agent may invest the cash collateral received in connection with securities lending transactions in Milestone. Milestone is registered under the 1940 Act as an open end investment company, is subject to Rule 2a-7 under the 190 Act, which CLS may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of Milestone. In addition, certain affiliates of the Distributor earn customary fees for providing services to Milestone. The Funds receive compensation relating to the lending of the Funds’ securities.

The following table breaks out the holdings received as collateral as of January 31, 2018:

Securities Lending Transactions
Overnight and Continuous
Astor Dynamic Allocation Fund
Morgan Stanley Liquidity Treasury Fund	$8,975,520

Astor Sector Allocation Fund
Morgan Stanley Liquidity Treasury Fund	$9,537,713

3.	INVESTMENT TRANSACTIONS

For the six months ended January 31, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $32,716,892 and $32,785,260, respectively, for Astor Dynamic Allocation Fund, $16,367,295 and $24,891,120, respectively, for Astor Sector Allocation Fund, and $4,607,681 and $2,624,952, respectively, for the Astor Macro Alternative Fund.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2018

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Effective April 1, 2014, Astor Investment Management, LLC (the “Advisor”) began serving as the Funds’ investment advisor. From August 16, 2013 to March 31, 2014, National Asset Management, Inc. (“NAM”) served as the Funds’ investment advisor. Prior to August 16, 2013, Astor Asset Management, LLC. (“Astor”) served as the Funds’ investment advisor.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds (the “Advisory Agreement”), the Advisor, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Advisor receives a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.95% for the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund’s average daily net assets and 1.45% of the Astor Macro Alternative Fund’s average daily net assets. The Advisor earned $685,526, $378,547 and $20,663 in management fees for the six months ended January 31, 2018 from the Astor Dynamic Allocation Fund, Astor Sector Allocation Fund and Astor Macro Alternative Fund, respectively. As of January 31, 2018 the amount due from the Advisor totaled $44,275 for the Astor Macro Alternative Fund, of which $34,813 has since been paid by the Advisor.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2018, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers, other than the Advisor) do not exceed 1.40%, 2.15%, 1.40% and 1.15% per annum of the Astor Dynamic Allocation Fund’s average daily net assets for Class A, Class C, and Class I shares respectively, 1.40%, 2.15%, and 1.15% per annum of the Astor Sector Allocation Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively, and 1.75% per annum of the Astor Macro Alternative Fund’s average daily net assets for Class I. Prior to an amended waiver agreement effective November 17, 2016 the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds do not exceed 1.50%, 2.25%, 1.50%, and 1.25% per annum of the Astor Dynamic Allocation Fund’s average daily net assets for Class A, Class C, and Class I shares respectively, 1.50%, 2.25%, and 1.25% per annum of the Astor Sector Allocation Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively, and 1.85% per annum of the Astor Macro Alternative Fund’s average daily net assets for Class I.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and any Funds’ operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective expense limitation. If any Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursement for such Fund(s) shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2018

During the six months ended January 31, 2018, the Funds’ advisor waived fees of $160,178, $111,664, and $90,675 for the Astor Dynamic Allocation Fund, Astor Sector Allocation Fund, and the Astor Macro Alternative Fund, respectively. As of January 31, 2018, the Adviser has waived/reimbursed expenses that may be recovered no later than July 31 of the year indicated below:

Fund	2018	2019	2020	Total
Astor Dynamic Allocation Fund	$190,724	$259,927	$297,322	$747,973
Astor Sector Allocation Fund	149,764	210,038	223,304	583,106
Astor Macro Alternative Fund	48,038	141,559	155,618	345,215

The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class A and Class C shares of each Fund. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets attributable to such Class A shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred. The Astor Dynamic Allocation Fund and Astor Sector Allocation Fund incurred $125,352 and $172,793 in 12b-1 fees for the six months ended January 31, 2018, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ Class A, Class C, and Class I shares. For the six months ended January 31, 2018, $66,554, and $4,247 were paid to the underwriter for the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, respectively. Of which, $10,071 and $647 were retained by the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, respectively. There were no such fees paid by the Astor Macro Alternative Fund during the period. The Advisor incurs and pays for these fees for the benefit of the Funds.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Funds.

Contingent Deferred Sales Charge (“CDSC”) – Class C shares have a CDSC of 1.00% which is imposed in the event of certain redemption transactions within one year following each investment and is paid to the Advisor. The respective shareholders pay CDSCs, which are not an expense of the Funds. For the six months ended January 31, 2018, there were $38, $4, and $0 in CDSC fees paid by shareholders of the Astor Dynamic Allocation Fund, Astor Sector Allocation Fund and Astor Macro Alternative Fund, respectively.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2018

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended July 31, 2017 and July 31, 2016 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of	Total
7/31/2017	Income	Capital Gain	Capital	Distribution
Astor Dynamic Allocation Fund	$943,271	$569,853	$—	$1,513,124
Astor Sector Allocation Fund	—	—	—	—
Astor Macro Alternative Fund	49,893	5,384	—	55,277

For fiscal year ended	Ordinary	Long-Term	Return of	Total
7/31/2016	Income	Capital Gain	Capital	Distribution
Astor Dynamic Allocation Fund	$871,392	$304,315	$—	$1,175,707
Astor Sector Allocation Fund	—	891,848	—	891,848
Astor Macro Alternative Fund	3,905	—	—	3,905

As of July 31, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
	Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Astor Dynamic Allocation Fund	$—	$4,400,305	$—	$—	$—	$10,898,058	$15,298,363
Astor Sector Allocation Fund	—	—	(139,190)	—	(213,592)	8,004,028	7,651,246
Astor Macro Alternative Fund	—	55,890	—	—	—	99,893	155,783

The differences between book basis and tax basis unrealized appreciation and accumulated net realized gain/(loss) from security transactions are primarily attributable to the tax deferral of losses on wash sales and adjustments for partnerships.

At July 31, 2017, the Astor Sector Allocation Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Fund	Short-Term	Long-Term	Total	Expiration
Astor Sector Allocation Fund	$—	$139,190	$139,190

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Astor Sector Allocation Fund incurred and elected to defer such late year losses of $213,592.

Permanent book and tax differences primarily attributable to net operating losses, reclassification of ordinary income distributions and adjustments for partnerships and the Macro Alternative Fund’s holding in AMA Fund Limited CFC resulted in reclassification for the Funds for the year ended July 31, 2017 as follows:

	Paid	Undistributed
	In	Ordinary	Accumulated	Unrealized
Fund	Capital	Income	Loss	Gains
Astor Dynamic Allocation Fund	$—	$136,179	$(136,179)
Astor Sector Allocation Fund	(511,740)	511,740	—
Astor Macro Alternative Fund	(100,899)	9,715	92,374	(1,190)

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2018

6.	UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign, and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of January 31, 2018, National Financial Services, LLC held 63.38% of the voting securities of the Astor Macro Alternative Fund and may be deemed to control the Fund.

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Astor Macro Alternative Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the PowerShares QQQ Trust Series 1 ETF. The Astor Macro Alternative Fund may redeem its investments from this Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Astor Macro Alternative Fund may be directly affected by the performance of this Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Security's N-CSR's available at www.sec.gov. As of January 31, 2018, the percentage of the Astor Macro Alternative Fund's net assets invested in the iShares Core U.S. Aggregate Bond ETF was 31.62%.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

The Astor Funds
Expense Examples (Unaudited)
January 31, 2018

Example

As a shareholder of a Fund you will incur two types of costs: (1) transaction costs, including sales loads and redemption fees; and (2) ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from each Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period.”

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
	Expense Ratio	8/1/17	1/31/18	Period(a)	1/31/18	Period

Astor Dynamic Allocation Fund – Class A	1.40%	$1,000.00	$1,123.70	$ 7.49	$1,018.15	$ 7.12
Astor Dynamic Allocation Fund – Class C	2.15%	$1,000.00	$1,119.50	$ 11.49	$1,014.37	$ 10.92
Astor Dynamic Allocation Fund – Class I	1.15%	$1,000.00	$1,124.70	$ 6.16	$1,019.41	$ 5.85
Astor Sector Allocation Fund – Class A	1.40%	$1,000.00	$1,134.50	$ 7.53	$1,018.15	$ 7.12
Astor Sector Allocation Fund – Class C	2.15%	$1,000.00	$1,129.60	$ 11.54	$1,014.37	$ 10.92
Astor Sector Allocation Fund – Class I	1.15%	$1,000.00	$1,135.20	$ 6.19	$1,019.41	$ 5.85
Astor Macro Alternative Fund – Class I	1.75%	$1,000.00	$1,101.80	$ 9.27	$1,016.38	$ 8.89

(a) Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days and divided by 365.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-738-0333 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-738-0333.

ADVISOR
Astor Investment Management, LLC
111 South Wacker Dr. Suite 3950
Chicago, Illinois 60606

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr. Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. (a) The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark Gersten, and Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Hertl, Mr. Gersten, and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 4/11/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 4/11/18

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 4/11/18